Contract Balances (Details) - Schedule of consolidated balance sheets - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Consolidated Balance Sheets Abstract
Deferred revenue	¥ 198,254	¥ 248,552
Financial liabilities	¥ 267,796	¥ 337,932